TCW FUNDS, INC.

TCW Total Return Bond Fund

(Class I: TGLMX; Class N: TGMNX; Plan Class: TGLSX)

TCW Conservative Allocation Fund

(Class I: TGPCX; Class N: TGPNX)

Supplement dated December 26, 2023 to the Prospectus and

the applicable Summary Prospectus

each dated March 1, 2023, as supplemented

For current and prospective investors in each fund specified below (each, a “Fund”):

TCW Total Return Bond Fund

Effective January 2, 2024, Mitch Flack will no longer serve as a portfolio manager for the Fund.

Therefore, effective January 2, 2024, all references to Mitch Flack are removed from the Prospectus and Summary Prospectus.

TCW Conservative Allocation Fund

Effective March 1, 2024, Harun Dogo will be added as a portfolio manager for the Fund and Adam Coppersmith will no longer serve as a portfolio manager for the Fund.

Therefore, effective March 1, 2024, the disclosure under the heading “Portfolio Managers” for the Fund is deleted in its entirety and replaced with the following:

The portfolio managers for the Fund are:

Name	Experience with the Fund	Primary Title with Investment Advisor
Harun Dogo	Since March 2024	Managing Director

Ruben Hovhannisyan, CFA	Since September 2023	Generalist Portfolio Manager

Michael P. Reilly, CFA	16 years (Since inception of the Fund)	Group Managing Director and Chief Investment Officer – U.S. Equities

The foregoing disclosure supersedes any statements to the contrary under the heading “Management of the Funds – Portfolio Managers” beginning on page 111 of the Prospectus.

Please retain this Supplement for future reference.

TCW FUNDS, INC.

TCW Total Return Bond Fund

(Class I: TGLMX; Class N: TGMNX; Plan Class: TGLSX)

TCW Conservative Allocation Fund

(Class I: TGPCX; Class N: TGPNX)

Supplement dated December 26, 2023 to the Statement of Additional Information

dated March 1, 2023, as supplemented (the “SAI”)

For current and prospective investors in each fund specified below (each, a “Fund”):

TCW Total Return Bond Fund

Effective January 2, 2024, Mitch Flack will no longer serve as a portfolio manager for the Fund.

Therefore, effective January 2, 2024, all references to Mitch Flack are removed from the SAI.

TCW Conservative Allocation Fund

Effective March 1, 2024, Harun Dogo will be added as a portfolio manager for the Fund and Adam Coppersmith will no longer serve as a portfolio manager for the Fund.

Therefore, effective March 1, 2024, the disclosure relating to the Fund under the heading “PORTFOLIO MANAGEMENT – Ownership of Securities and Other Managed Accounts” on page 66 of the SAI is deleted in its entirety and replaced with the following:

TCW Conservative Allocation Fund

Portfolio Managers	None	$1 to $10K	$10K to $50K	$50K to $100K	$100K to $500K	$500K to $1 Mill	Over $1 Mill
Harun Dogo[1]	X
Ruben Hovhannisyan, CFA[2]	X
Michael P. Reilly, CFA			X

									Performance Fee Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Harun Dogo[1]	0	$0	0	$0	0	$0	0	$0	0	$0	0	$0
Ruben Hovhannisyan, CFA[2]	1	$32	0	$0	1	$48	0	$0	0	$0	0	$0
Michael P. Reilly, CFA	1	$124	0	$0	3	$126	0	$0	0	$0	1	$68

[1]	Information for Mr. Dogo is provided as of November 30, 2023.
[2]	Information for Mr. Hovhannisyan is provided as of July 31, 2023.

Please retain this Supplement for future reference.